OTHER NON-CURRENT ASSETS (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Miscellaneous assets [abstract]
Contract assets (Note 11)	$ 41.6	$ 41.9
Advance payments for property, plant and equipment	30.0	30.7
Investment in finance leases (Note 15)	135.9	112.2
Non-current receivables	61.5	42.8
Investment tax credits	268.6	325.3
Other	64.7	67.7
Other non-current assets	$ 602.3	$ 620.6